ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2021
Segments, Geographical Areas [Abstract]
Schedule of total revenues by geographical location

a.Total revenues - by geographical location were attributed according to customer residential country as follows:

	Year ended December 31,
	2021	2020	2019
	Total revenues	Total revenues	Total revenues

Sale of products
Israel	$5,532	$3,355	$3,464
United States	13,716	12,284	14,181
Other	6,622	7,100	7,374
	$25,870	$22,739	$25,019

	Year ended December 31,
	2021	2020	2019
	Total revenues	Total revenues	Total revenues

Sale of Services
Israel	$2,213	$3,543	$3,624
United States	34,231	34,765	43,196
Other	15,659	14,312	25,640
	$52,103	$52,620	$72,460

Schedule of long-lived assets by geographical location	b.Total long-lived assets - by geographical location were as follows:
	December 31,
	2021	2020	2019

Israel	$8,427	$15,071	$16,692
United States	26,978	18,908	11,354
Total	$35,405	$33,979	$28,046